Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Cash and Cash Equivalents

	As at March 31,
	2022		2023		2024
Cash and bank balances	₹	61,882	₹	60,417	₹	60,648
Demand deposits with banks (1)		41,954		31,463		36,305
	₹	103,836	₹	91,880	₹	96,953

(1)
These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.

Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement

Cash and cash equivalents consist of the following for the purpose of the statement of cash flows:

	As at March 31,
	2022		2023		2024
Cash and cash equivalents	₹	103,836	₹	91,880	₹	96,953
Bank overdrafts		(3)		(19)		(2)
	₹	103,833	₹	91,861	₹	96,951